BASIS OF PRESENTATION AND SIGNIFICANT ACCOUNTING POLICIES - Disclosure of detailed information about foreign exchange rates used (Details)	3 Months Ended
	Nov. 30, 2020 CAD_USD Rand_USD	Nov. 30, 2019 CAD_USD Rand_USD	Aug. 31, 2020 CAD_USD Rand_USD
Rand / USD [Member]
Foreign Exchange Rates [Line Items]
Period end rate | Rand_USD	15.4216		16.8916
Period average rate | Rand_USD	16.2444	14.8490
CAD / USD [Member]
Foreign Exchange Rates [Line Items]
Period end rate | CAD_USD	1.2965		1.3042
Period average rate | CAD_USD	1.3172	1.3222